Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:
	For the nine months ended September 30,
	2023	2024
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(9,393)	$(64,747)
Numerator for basic and diluted net loss per share calculation	$(9,393)	$(64,747)

Denominator:
Weighted average number of ordinary shares	82,672,779	95,221,846

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.11)	$(0.68)